Earnings (Loss) Per Unit (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 28, 2025	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	1
Common Class A [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	8,500	8,500		8,500
Common Class B [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Restricted shares granted	506	3,643
Share price		$ 1,000
Common Class B [Member] | Boost Run Holdings LLC [Member] | Minimum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price	$ 1,000
Common Class B [Member] | Boost Run Holdings LLC [Member] | Maximum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share price	$ 4,418
Common Class C [Member] | Boost Run Holdings LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding	128		128
Restricted shares granted	128
Share price	$ 6,394